U.S. Treasury Long-Term Fund
U.S. Treasury Long-Term Fund
Investment Objective
The fund seeks the highest level of income consistent with maximum credit protection.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		U.S. Treasury Long-Term Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		U.S. Treasury Long-Term Fund
Management fees		0.30%
Distribution and service (12b-1) fees		none
Other expenses		0.27%
Total annual fund operating expenses		0.57%
Fee waiver/expense reimbursement	[1]	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.55%
[1]	T. Rowe Price Associates, Inc. hasagreed (through September 30, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 0.55%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.55%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.55%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
U.S. Treasury Long-Term Fund	56	180	316	711

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43.1% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund invests at least 85% of its net assets (including any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The fund's weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, and bonds, and repurchase agreements thereon, as well as Treasury inflation protected securities and Treasury STRIPS, which are zero-coupon securities created by separating the principal and interest payments on U.S. Treasury securities.

The fund's other investments include the following:

•     Securities backed by the full faith and credit of the U.S. government (including, but not limited to Government National Mortgage Association mortgage-backed securities and certain corporate debt securities guaranteed by the Federal Deposit Insurance Corporation) and repurchase agreements thereon;

•     Futures agreements collateralized by such investments; and

•     Shares of a T. Rowe Price internal money fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. While U.S. government-backed securities generally are considered to be of the highest credit quality, they are subject to market risk. The U.S. government guarantees the timely payment of interest and principal on Treasury securities but does not guarantee their price. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Prices fall because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund should have minimal credit risk because it invests only in securities backed by the U.S. government and other investments involving such securities.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Derivatives risk  To the extent the fund uses futures, it is exposed to additional volatility in comparison toinvesting directly in bonds and other debt securities. Futures can be illiquid and difficult to value and involve the risk that anticipated interest rate movements will not be accurately predicted.Treasury STRIPS are less liquid, potentially more volatile, and have a higher sensitivity to changes in interest rates than Treasury bonds with the same maturity.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

U.S. Treasury Long-Term Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	12/31/08	17.84%
Worst Quarter	12/31/10	-8.19%
The fund's return for the six months ended 6/30/11 was 1.87%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31,2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
U.S. Treasury Long-Term Fund	8.91%	5.86%	6.09%
U.S. Treasury Long-Term Fund Returns after taxes on distributions	7.18%	4.16%	4.26%
U.S. Treasury Long-Term Fund Returns after taxes on distributions and sale of fund shares	6.04%	4.29%	4.29%
U.S. Treasury Long-Term Fund Barclays Capital U.S. Treasury Long Bond Index	9.38%	5.73%	6.57%
U.S. Treasury Long-Term Fund Lipper General U.S. Treasury Funds Average	6.90%	4.11%	5.50%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .